June 28, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Laura Hatch

RE:	MTB Group of Funds (the “Registrant”)
File Nos. 811-5514; 033-20673

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 85 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) updating financial and certain other information contained in the prospectus and the statement of additional information; and (ii) revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

Please direct any questions or comments regarding the Amendment to the attention of the undersigned at (212) 298-1644.

Best regards,

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of the Funds

cc:	Jeffrey Seling, MTB
Alison Fuller, Esq.